VESSELS	12 Months Ended
Dec. 31, 2023
VESSELS [Abstract]
VESSELS
4.	VESSELS

Vessels consists of the carrying value of 20 and 19 vessels for the year ended December 31, 2023, and December 31, 2022, respectively. Vessels includes capitalized drydocking costs.

All figures in USD ‘000	2023	2022
Vessels Cost as of January 1	1,078,996	1,244,148
Additions Vessels	73,526	117,677
Disposals Vessels	-	(282,829)
Drydocking Cost as of January 1	68,324	80,047
Additions Drydocking	11,275	12,774
Disposals Drydocking	-	(24,497)
Total Cost Vessels and Drydocking	1,232,121	1,147,320
Less Accumulated Depreciation	(449,464)	(398,113)
Less Accumulated Impairment Loss on Vessels	(14,073)	(14,073)
Net Book Value Vessels as of December 31	768,584	735,134

Impairment and Gain on Disposal of Vessels

The Company has recorded impairment losses on vessels of $nil, $0.3 million and $60.3 million for the years ended December 31, 2023, December 31, 2022, and December 31, 2021, respectively.

If events or change in circumstances indicate that carrying amounts may not be recoverable, the Company reviews its vessels for impairment on an asset-by-asset basis by comparing the carrying value of its vessels to estimated undiscounted cash flows for the remaining useful life of its vessels. If applicable, the Company develops undiscounted future cash flows for the remaining useful life of the vessels with assumptions and estimates made based on historical trends as well as future expectations. The most important assumption in determining undiscounted cash flows are the estimated charter rates. Charter rates are volatile, and the analysis have in prior periods been based on market rates obtained from third parties, in combination with historical achieved rates by the Company. No events or change in circumstances were identified as of December 31, 2023, that indicated that the carrying values may not be recoverable.

The impairment charge of $60.3 million recorded in 2021 was related to six vessels built in the period from 2002 to 2003. In 2022, five of these vessels were sold with an accumulated gain of $6.0 million. The gain relates in all material respects to the last vessel sold in October 2022, as a result of increasing second-hand vessel prices throughout 2022. No vessels have been disposed of in 2023.